Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2018	2017
Net earnings attributable to shareholders of APUC	$184,988	$149,475
Series A Preferred shares dividend	4,169	4,164
Series D Preferred shares dividend	3,858	3,856
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$176,961	$141,455
Weighted average number of shares
Basic	461,818,023	382,323,434
Effect of dilutive securities	4,227,595	3,662,714
Diluted	466,045,618	385,986,148